14. Investment Properties (Details - Investment costs) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Balance at beginning of year	$ 33,829,902	$ 35,786,053
Balance at end of year	29,801,631	33,829,902	$ 35,786,053
Investment property [Member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of year	33,829,902	35,786,053	37,407,083
Additions	0	0	0
Disposals	(2,484,462)	(5,893,888)	0
Revaluation adjustment	(98,522)	(858,371)	(563,477)
Currency exchange rate adjustment	(1,445,287)	4,796,108	(1,057,553)
Balance at end of year	$ 29,801,631	$ 33,829,902	$ 35,786,053